DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Segment financial information as per geographical area (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Geographic information
Sales revenues	$ 729,182	$ 828,831	$ 886,765
Unpaid portion	469,189	519,943	588,636
Services rendered in Argentina
Geographic information
CAPEX	114,572	153,094	147,262
Property Plant and Equipment, Intangible assets, Goodwill and Rights of use assets	1,547,448	1,897,661	1,964,513
Unpaid portion	457,123	505,299	571,839
Other abroad segments
Geographic information
CAPEX	11,697	13,552	16,606
Property Plant and Equipment, Intangible assets, Goodwill and Rights of use assets	57,842	65,466	77,687
Unpaid portion	12,066	14,644	16,797
Argentina [Member]
Geographic information
Sales revenues	680,369	769,006	825,105
Foreign Countries [Member]
Geographic information
Sales revenues	$ 48,813	$ 59,825	$ 61,660